SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
SEGMENT INFORMATION
Schedule of disaggregated revenue information

	Individuals
	and	Institutions
	communities	and payers	Others	Total
Year ended December 31, 2022:
Europe	—	13,374	—	13,374
Israel	22,161	22,975	2	45,138
ROW	—	—	486	486

Total revenues	22,161	36,349	488	58,998

Year ended December 31, 2021:
Europe	—	17,942	—	17,942
Israel	22,331	8,832	27	31,190
ROW	—	—	450	450

Total revenues	22,331	26,774	477	49,582

Year ended December 31, 2020:
Europe	—	17,040	—	17,040
Israel	21,067	1,436	3	22,506
ROW	—	—	618	618

Total revenues	21,067	18,476	621	40,164

Schedule of revenue from geographic segments

	Year ended
	December 31,
	2022	2021	2020
Segment profit (loss):

Europe	(3,044)	(477)	(1,373)
Israel	8,641	8,226	4,804
ROW	(2,972)	(1,132)	(63)

	2,625	6,617	3,368
Unallocated income and expenses:
Corporate, R&D and other expenses	(7,375)	(6,798)	(2,934)
Other expenses	(416)	(316)	(38)

Operating profit (loss)	(5,166)	(497)	396
Financial income (expenses), net	6,478	(12,972)	(319)

Profit (loss) before taxes on income	1,312	(13,469)	77

Schedule of additional information of segments

	Europe	Israel	Others	Total
Year ended December 31, 2022

Depreciation and amortization	2,654	4,470	10	7,134

						Unallocated
	Europe		Israel		ROW	assets	Total
Non-current assets	27,132		40,056		1,767	2,636	71,591

Year ended December 31, 2021

Depreciation and amortization (1)	2,765		2,735		—	—	5,500

Non-current assets	27,697	(2)	45,376	(2)	—	2,260	75,333

	Europe	Israel	Others	Total
Year ended December 31, 2020

Depreciation and amortization (1)	2,906	2,039	31	4,976

(1)Includes impairment.

(2)Reclassified.

Schedule of revenues from major customers

	Year ended December 31,
	2022	2021	2020

Customer A – institutions and payers	—	7,126	7,339